UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2022

Date of reporting period:	3/31/2022

Item 1 – Reports to Stockholders

PGIM QUANT SOLUTIONS STOCK INDEX FUND

Formerly known as PGIM QMA Stock Index Fund

SEMIANNUAL REPORT

MARCH 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. ©2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Quant Solutions Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Stock Index Fund

May 15, 2022

PGIM Quant Solutions Stock Index Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/22	Average Annual Total Returns as of 3/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	5.65	11.32	14.66	13.69	—

Class C	5.29	13.27	14.67	13.33	—

Class I	5.80	15.42	15.82	14.45	—

Class Z	5.79	15.39	15.75	14.39	—

Class R6	5.85	15.50	N/A	N/A	15.27 (11/28/2017)

S&P 500 Index

	5.92	15.64	15.98	14.63	—

Average Annual Total Returns as of 3/31/22 Since Inception (%)

Class R6 (11/28/2017)

S&P 500 Index	15.22

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright ©2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Stock Index Fund    5

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors.

S&P 500 Index as of 3/31/22

*Sector weightings are subject to change.

Source: FactSet Research Systems Inc.

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Presentation of Fund Holdings as of 3/31/22

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	7.0%

Microsoft Corp.	Software	6.0%

Amazon.com, Inc.	Internet &Direct Marketing Retail	3.7%

Tesla, Inc.	Automobiles	2.3%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.1%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.0%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.8%

Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.7%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.3%

UnitedHealth Group, Inc.	Health Care Providers & Services	1.2%

Holdings reflect only long-term investments.

PGIM Quant Solutions Stock Index Fund    7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Stock Index Fund		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,056.50	0.52%	$2.67

	Hypothetical	$1,000.00	$1,022.34	0.52%	$2.62

Class C	Actual	$1,000.00	$1,052.90	1.19%	$6.09

	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99

Class I	Actual	$1,000.00	$1,058.00	0.18%	$0.92

	Hypothetical	$1,000.00	$1,024.03	0.18%	$0.91

Class Z	Actual	$1,000.00	$1,057.90	0.24%	$1.23

	Hypothetical	$1,000.00	$1,023.73	0.24%	$1.21

Class R6	Actual	$1,000.00	$1,058.50	0.14%	$0.72

	Hypothetical	$1,000.00	$1,024.23	0.14%	$0.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-monthperiod ended March 31, 2022, and divided by the 365 days in the Fund’s fiscal year endingSeptember 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Quant Solutions Stock Index Fund    9

[This Page is Intentionally left blank]

Schedule of Investments  (unaudited)

as of March 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS 98.4%

Aerospace & Defense 1.5%

Boeing Co. (The)*	12,044	$2,306,426

General Dynamics Corp.	5,132	1,237,736

Howmet Aerospace, Inc.	8,381	301,213

Huntington Ingalls Industries, Inc.	800	159,552

L3Harris Technologies, Inc.	4,316	1,072,397

Lockheed Martin Corp.	5,366	2,368,552

Northrop Grumman Corp.	3,168	1,416,793

Raytheon Technologies Corp.	32,931	3,262,474

Textron, Inc.	4,834	359,553

TransDigm Group, Inc.*	1,180	768,817

		13,253,513

Air Freight & Logistics 0.6%

C.H. Robinson Worldwide, Inc.	2,800	301,588

Expeditors International of Washington, Inc.	3,800	392,008

FedEx Corp.(a)	5,446	1,260,150

United Parcel Service, Inc. (Class B Stock)	16,090	3,450,661

		5,404,407

Airlines 0.2%

Alaska Air Group, Inc.*	2,900	168,229

American Airlines Group, Inc.*	14,250	260,063

Delta Air Lines, Inc.*	14,300	565,851

Southwest Airlines Co.*	13,174	603,369

United Airlines Holdings, Inc.*	7,000	324,520

		1,922,032

Auto Components 0.1%

Aptiv PLC*	6,050	724,245

BorgWarner, Inc.	5,400	210,060

		934,305

Automobiles 2.7%

Ford Motor Co.	86,938	1,470,122

General Motors Co.*	32,300	1,412,802

Tesla, Inc.*	18,510	19,946,376

		22,829,300

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks 3.8%
Bank of America Corp.	157,195	$6,479,578
Citigroup, Inc.	43,895	2,343,993
Citizens Financial Group, Inc.	9,500	430,635
Comerica, Inc.	3,061	276,806
Fifth Third Bancorp	15,373	661,654
First Republic Bank	3,900	632,190
Huntington Bancshares, Inc.	33,029	482,884
JPMorgan Chase & Co.	65,303	8,902,105
KeyCorp	21,135	473,001
M&T Bank Corp.(a)	2,870	486,465
People’s United Financial, Inc.	9,200	183,908
PNC Financial Services Group, Inc. (The)	9,272	1,710,221
Regions Financial Corp.	21,074	469,107
Signature Bank	1,400	410,886
SVB Financial Group*	1,310	732,880
Truist Financial Corp.	29,572	1,676,732
U.S. Bancorp	29,895	1,588,919
Wells Fargo & Co.	85,936	4,164,459
Zions Bancorp NA	3,300	216,348

		32,322,771

Beverages 1.4%

Brown-Forman Corp. (Class B Stock)	3,950	264,729
Coca-Cola Co. (The)	85,964	5,329,768
Constellation Brands, Inc. (Class A Stock)	3,700	852,184
Molson Coors Beverage Co. (Class B Stock)	4,094	218,538
Monster Beverage Corp.*	8,350	667,165
PepsiCo, Inc.	30,541	5,111,952

		12,444,336

Biotechnology 1.9%

AbbVie, Inc.	39,089	6,336,718
Amgen, Inc.	12,396	2,997,601
Biogen, Inc.*	3,280	690,768
Gilead Sciences, Inc.	27,700	1,646,765
Incyte Corp.*	4,100	325,622
Moderna, Inc.*	7,840	1,350,518
Regeneron Pharmaceuticals, Inc.*	2,350	1,641,287
Vertex Pharmaceuticals, Inc.*	5,560	1,450,993

		16,440,272

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products 0.4%

A.O. Smith Corp.	2,800	$178,892
Allegion PLC	2,033	223,183
Carrier Global Corp.	19,129	877,447
Fortune Brands Home & Security, Inc.	3,100	230,268
Johnson Controls International PLC	15,487	1,015,483
Masco Corp.	5,426	276,726
Trane Technologies PLC	5,200	794,040

		3,596,039

Capital Markets 2.9%

Ameriprise Financial, Inc.	2,461	739,186
Bank of New York Mellon Corp. (The)	16,538	820,781
BlackRock, Inc.	3,150	2,407,136
Cboe Global Markets, Inc.	2,300	263,166
Charles Schwab Corp. (The)	33,211	2,800,019
CME Group, Inc.	7,900	1,879,094
FactSet Research Systems, Inc.	900	390,735
Franklin Resources, Inc.	5,742	160,317
Goldman Sachs Group, Inc. (The)	7,480	2,469,148
Intercontinental Exchange, Inc.	12,400	1,638,288
Invesco Ltd.	7,000	161,420
MarketAxess Holdings, Inc.	910	309,582
Moody’s Corp.	3,566	1,203,204
Morgan Stanley	31,290	2,734,746
MSCI, Inc.	1,790	900,155
Nasdaq, Inc.	2,500	445,500
Northern Trust Corp.	4,562	531,245
Raymond James Financial, Inc.	4,100	450,631
S&P Global, Inc.	7,940	3,256,829
State Street Corp.	8,062	702,361
T. Rowe Price Group, Inc.	5,000	755,950

		25,019,493

Chemicals 1.7%

Air Products & Chemicals, Inc.	4,902	1,225,059
Albemarle Corp.	2,640	583,836
Celanese Corp.	2,300	328,601
CF Industries Holdings, Inc.	4,700	484,382
Corteva, Inc.	16,309	937,441
Dow, Inc.	16,409	1,045,582
DuPont de Nemours, Inc.	11,509	846,832
Eastman Chemical Co.	2,886	323,405
Ecolab, Inc.	5,442	960,840

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

FMC Corp.	2,700	$355,239
International Flavors & Fragrances, Inc.	5,615	737,418
Linde PLC (United Kingdom)	11,268	3,599,337
LyondellBasell Industries NV (Class A Stock)	5,800	596,356
Mosaic Co. (The)	8,300	551,950
PPG Industries, Inc.	5,348	700,962
Sherwin-Williams Co. (The)	5,288	1,319,991

		14,597,231

Commercial Services & Supplies 0.4%

Cintas Corp.	1,960	833,764
Copart, Inc.*	4,800	602,256
Republic Services, Inc.	4,535	600,888
Rollins, Inc.	5,175	181,384
Waste Management, Inc.	8,613	1,365,160

		3,583,452

Communications Equipment 0.9%

Arista Networks, Inc.*	4,880	678,222
Cisco Systems, Inc.	93,244	5,199,286
F5, Inc.*	1,300	271,635
Juniper Networks, Inc.	7,400	274,984
Motorola Solutions, Inc.	3,756	909,703

		7,333,830

Construction & Engineering 0.0%

Quanta Services, Inc.	3,100	407,991

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,300	500,357
Vulcan Materials Co.	2,900	532,730

		1,033,087

Consumer Finance 0.6%

American Express Co.	13,599	2,543,013
Capital One Financial Corp.	9,066	1,190,275
Discover Financial Services	6,418	707,199
Synchrony Financial	11,465	399,097

		4,839,584

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging 0.3%

Amcor PLC	33,860	$383,634
Avery Dennison Corp.	1,838	319,757
Ball Corp.	7,228	650,520
International Paper Co.	8,584	396,152
Packaging Corp. of America	2,170	338,759
Sealed Air Corp.	3,136	209,986
Westrock Co.	6,033	283,732

		2,582,540

Distributors 0.1%

Genuine Parts Co.	3,199	403,138
LKQ Corp.	5,700	258,837
Pool Corp.	920	389,022

		1,050,997

Diversified Financial Services 1.7%

Berkshire Hathaway, Inc. (Class B Stock)*	40,490	14,289,326

Diversified Telecommunication Services 1.0%

AT&T, Inc.	157,907	3,731,343
Lumen Technologies, Inc.(a)	20,979	236,433
Verizon Communications, Inc.	92,833	4,728,913

		8,696,689

Electric Utilities 1.7%

Alliant Energy Corp.	5,400	337,392
American Electric Power Co., Inc.(a)	11,191	1,116,526
Constellation Energy Corp.	7,303	410,794
Duke Energy Corp.	16,939	1,891,409
Edison International	8,362	586,176
Entergy Corp.	4,515	527,126
Evergy, Inc.	5,000	341,700
Eversource Energy	7,800	687,882
Exelon Corp.	21,912	1,043,669
FirstEnergy Corp.	12,377	567,609
NextEra Energy, Inc.	43,328	3,670,315
NRG Energy, Inc.	5,300	203,308
Pinnacle West Capital Corp.	2,600	203,060
PPL Corp.	16,552	472,725

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

Southern Co. (The)	23,515	$1,705,073
Xcel Energy, Inc.	11,883	857,596

		14,622,360

Electrical Equipment 0.5%

AMETEK, Inc.	5,200	692,536
Eaton Corp. PLC	8,893	1,349,602
Emerson Electric Co.	13,050	1,279,552
Generac Holdings, Inc.*	1,300	386,438
Rockwell Automation, Inc.	2,543	712,116

		4,420,244

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. (Class A Stock)	13,400	1,009,690
CDW Corp.	2,900	518,781
Corning, Inc.	16,497	608,904
IPG Photonics Corp.*	700	76,832
Keysight Technologies, Inc.*	4,000	631,880
TE Connectivity Ltd. (Switzerland)	7,150	936,507
Teledyne Technologies, Inc.*	1,108	523,674
Trimble, Inc.*	5,500	396,770
Zebra Technologies Corp. (Class A Stock)*	1,220	504,714

		5,207,752

Energy Equipment & Services 0.3%

Baker Hughes Co.	20,245	737,121
Halliburton Co.	20,322	769,594
Schlumberger NV	31,032	1,281,932

		2,788,647

Entertainment 1.4%

Activision Blizzard, Inc.	17,600	1,409,936
Electronic Arts, Inc.	6,300	797,013
Live Nation Entertainment, Inc.*	3,000	352,920
Netflix, Inc.*	9,750	3,652,252
Take-Two Interactive Software, Inc.*	2,500	384,350
Walt Disney Co. (The)*	40,236	5,518,770

		12,115,241

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 2.6%

Alexandria Real Estate Equities, Inc.	3,300	$664,125
American Tower Corp.	10,150	2,549,883
AvalonBay Communities, Inc.	3,111	772,679
Boston Properties, Inc.	3,080	396,704
Crown Castle International Corp.	9,600	1,772,160
Digital Realty Trust, Inc.	6,200	879,160
Duke Realty Corp.	8,700	505,122
Equinix, Inc.	1,986	1,472,857
Equity Residential	7,700	692,384
Essex Property Trust, Inc.	1,500	518,220
Extra Space Storage, Inc.	2,900	596,240
Federal Realty Investment Trust	1,500	183,105
Healthpeak Properties, Inc.	11,900	408,527
Host Hotels & Resorts, Inc.	16,336	317,408
Iron Mountain, Inc.	6,705	371,524
Kimco Realty Corp.	13,300	328,510
Mid-America Apartment Communities, Inc.	2,570	538,287
Prologis, Inc.	16,337	2,638,099
Public Storage	3,400	1,326,952
Realty Income Corp.	12,700	880,110
Regency Centers Corp.	3,500	249,690
SBA Communications Corp.	2,400	825,840
Simon Property Group, Inc.	7,289	958,941
UDR, Inc.	6,700	384,379
Ventas, Inc.	8,733	539,350
Vornado Realty Trust	3,284	148,831
Welltower, Inc.	9,600	922,944
Weyerhaeuser Co.	16,739	634,408

		22,476,439

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	9,798	5,642,179
Kroger Co. (The)(a)	15,068	864,451
Sysco Corp.(a)	11,180	912,847
Walgreens Boots Alliance, Inc.	15,978	715,335
Walmart, Inc.	31,286	4,659,111

		12,793,923

Food Products 1.0%

Archer-Daniels-Midland Co.	12,459	1,124,549
Campbell Soup Co.	4,347	193,746
Conagra Brands, Inc.	10,543	353,929
General Mills, Inc.	13,344	903,656

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Hershey Co. (The)	3,316	$718,345
Hormel Foods Corp.	6,400	329,856
J.M. Smucker Co. (The)	2,400	324,984
Kellogg Co.	5,570	359,209
Kraft Heinz Co. (The)	15,855	624,528
Lamb Weston Holdings, Inc.	3,300	197,703
McCormick & Co., Inc.	5,600	558,880
Mondelez International, Inc. (Class A Stock)	30,966	1,944,046
Tyson Foods, Inc. (Class A Stock)	6,400	573,632

		8,207,063

Gas Utilities 0.0%

Atmos Energy Corp.	2,900	346,521

Health Care Equipment & Supplies 2.8%

Abbott Laboratories	39,113	4,629,415
ABIOMED, Inc.*	900	298,116
Align Technology, Inc.*	1,610	701,960
Baxter International, Inc.	11,274	874,186
Becton, Dickinson & Co.	6,365	1,693,090
Boston Scientific Corp.*	31,872	1,411,611
Cooper Cos., Inc. (The)	1,100	459,349
DENTSPLY SIRONA, Inc.	4,900	241,178
Dexcom, Inc.*	2,170	1,110,172
Edwards Lifesciences Corp.*	13,910	1,637,485
Hologic, Inc.*	5,600	430,192
IDEXX Laboratories, Inc.*	1,860	1,017,532
Intuitive Surgical, Inc.*	7,880	2,377,238
Medtronic PLC	29,715	3,296,879
ResMed, Inc.	3,290	797,858
STERIS PLC	2,300	556,071
Stryker Corp.	7,460	1,994,431
Teleflex, Inc.	1,100	390,313
Zimmer Biomet Holdings, Inc.	4,611	589,747

		24,506,823

Health Care Providers & Services 3.0%

AmerisourceBergen Corp.	3,360	519,826
Anthem, Inc.	5,310	2,608,378
Cardinal Health, Inc.	6,373	361,349
Centene Corp.*	13,108	1,103,563
Cigna Corp.	7,068	1,693,563
CVS Health Corp.	28,946	2,929,625

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

DaVita, Inc.*	1,300	$147,043
HCA Healthcare, Inc.	5,400	1,353,348
Henry Schein, Inc.*	3,200	279,008
Humana, Inc.	2,900	1,261,993
Laboratory Corp. of America Holdings*	2,100	553,686
McKesson Corp.	3,226	987,575
Molina Healthcare, Inc.*	1,200	400,308
Quest Diagnostics, Inc.	2,600	355,836
UnitedHealth Group, Inc.	20,818	10,616,555
Universal Health Services, Inc. (Class B Stock)	1,570	227,572

		25,399,228

Health Care Technology 0.1%

Cerner Corp.	6,600	617,496

Hotels, Restaurants & Leisure 1.9%

Booking Holdings, Inc.*	900	2,113,605
Caesars Entertainment, Inc.*	4,700	363,592
Carnival Corp.*	18,000	363,960
Chipotle Mexican Grill, Inc.*	617	976,113
Darden Restaurants, Inc.	2,853	379,306
Domino’s Pizza, Inc.	800	325,608
Expedia Group, Inc.*	3,300	645,711
Hilton Worldwide Holdings, Inc.*	6,260	949,892
Las Vegas Sands Corp.*	7,960	309,405
Marriott International, Inc. (Class A Stock)*(a)	6,140	1,079,105
McDonald’s Corp.	16,480	4,075,174
MGM Resorts International	8,600	360,684
Norwegian Cruise Line Holdings Ltd.*	8,400	183,792
Penn National Gaming, Inc.*	3,800	161,196
Royal Caribbean Cruises Ltd.*	5,000	418,900
Starbucks Corp.	25,380	2,308,819
Wynn Resorts Ltd.*	2,300	183,402
Yum! Brands, Inc.	6,464	766,178

		15,964,442

Household Durables 0.3%

D.R. Horton, Inc.	7,300	543,923
Garmin Ltd.	3,400	403,274
Lennar Corp. (Class A Stock)	5,900	478,903
Mohawk Industries, Inc.*	1,140	141,588
Newell Brands, Inc.	7,927	169,717
NVR, Inc.*	75	335,045

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    19

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

PulteGroup, Inc.	5,711	$239,291
Whirlpool Corp.	1,285	222,023

		2,533,764

Household Products 1.3%

Church & Dwight Co., Inc.	5,500	546,590
Clorox Co. (The)	2,782	386,781
Colgate-Palmolive Co.	18,660	1,414,988
Kimberly-Clark Corp.	7,366	907,197
Procter & Gamble Co. (The)	52,963	8,092,746

		11,348,302

Independent Power & Renewable Electricity Producers 0.0%

AES Corp. (The)	14,700	378,231

Industrial Conglomerates 0.9%

3M Co.(a)	12,538	1,866,658
General Electric Co.	24,500	2,241,750
Honeywell International, Inc.	15,085	2,935,239
Roper Technologies, Inc.	2,300	1,086,129

		8,129,776

Insurance 2.1%

Aflac, Inc.	13,400	862,826
Allstate Corp. (The)	6,308	873,721
American International Group, Inc.	18,551	1,164,446
Aon PLC (Class A Stock)	4,689	1,526,879
Arthur J. Gallagher & Co.	4,600	803,160
Assurant, Inc.	1,300	236,379
Brown & Brown, Inc.	5,300	383,031
Chubb Ltd.	9,553	2,043,387
Cincinnati Financial Corp.	3,407	463,216
Everest Re Group Ltd.	750	226,035
Globe Life, Inc.	2,133	214,580
Hartford Financial Services Group, Inc. (The)	7,353	528,019
Lincoln National Corp.	3,951	258,237
Loews Corp.	4,317	279,828
Marsh & McLennan Cos., Inc.	11,140	1,898,479
MetLife, Inc.	15,450	1,085,826
Principal Financial Group, Inc.	5,400	396,414
Progressive Corp. (The)	13,016	1,483,694
Prudential Financial, Inc.(g)	8,400	992,628

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Travelers Cos., Inc. (The)	5,431	$992,406
W.R. Berkley Corp.	4,500	299,655
Willis Towers Watson PLC	2,800	661,416

		17,674,262

Interactive Media & Services 5.6%

Alphabet, Inc. (Class A Stock)*	6,650	18,495,977
Alphabet, Inc. (Class C Stock)*	6,142	17,154,545
Match Group, Inc.*(a)	6,300	685,062
Meta Platforms, Inc. (Class A Stock)*	51,060	11,353,702
Twitter, Inc.*	17,900	692,551

		48,381,837

Internet & Direct Marketing Retail 3.8%

Amazon.com, Inc.*	9,670	31,523,717
eBay, Inc.	13,840	792,478
Etsy, Inc.*	2,800	347,984

		32,664,179

IT Services 4.2%

Accenture PLC (Class A Stock)	13,890	4,684,125
Akamai Technologies, Inc.*	3,600	429,804
Automatic Data Processing, Inc.	9,248	2,104,290
Broadridge Financial Solutions, Inc.	2,500	389,275
Cognizant Technology Solutions Corp. (Class A Stock)(a)	11,600	1,040,172
DXC Technology Co.*	5,259	171,601
EPAM Systems, Inc.*	1,200	355,932
Fidelity National Information Services, Inc.	13,660	1,371,737
Fiserv, Inc.*	13,200	1,338,480
FleetCor Technologies, Inc.*	1,820	453,289
Gartner, Inc.*	1,770	526,504
Global Payments, Inc.	6,294	861,271
International Business Machines Corp.	19,774	2,571,015
Jack Henry & Associates, Inc.	1,700	334,985
Mastercard, Inc. (Class A Stock)	19,000	6,790,220
Paychex, Inc.	7,025	958,702
PayPal Holdings, Inc.*	25,730	2,975,675
VeriSign, Inc.*	2,080	462,717
Visa, Inc. (Class A Stock)	36,650	8,127,870

		35,947,664

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    21

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products 0.0%

Hasbro, Inc.	2,854	$233,800

Life Sciences Tools & Services 1.8%

Agilent Technologies, Inc.	6,598	873,113
Bio-Rad Laboratories, Inc. (Class A Stock)*	490	275,983
Bio-Techne Corp.	920	398,397
Charles River Laboratories International, Inc.*	1,050	298,168
Danaher Corp.	14,020	4,112,487
Illumina, Inc.*	3,430	1,198,442
IQVIA Holdings, Inc.*	4,310	996,515
Mettler-Toledo International, Inc.*	500	686,595
PerkinElmer, Inc.	2,770	483,254
Thermo Fisher Scientific, Inc.	8,712	5,145,743
Waters Corp.*	1,420	440,754
West Pharmaceutical Services, Inc.	1,640	673,564

		15,583,015

Machinery 1.5%

Caterpillar, Inc.	11,896	2,650,667
Cummins, Inc.	3,206	657,583
Deere & Co.	6,130	2,546,770
Dover Corp.	3,162	496,118
Fortive Corp.	7,950	484,393
IDEX Corp.	1,600	306,768
Illinois Tool Works, Inc.	6,386	1,337,228
Ingersoll Rand, Inc.	9,229	464,680
Nordson Corp.	1,100	249,788
Otis Worldwide Corp.	9,364	720,560
PACCAR, Inc.	7,764	683,775
Parker-Hannifin Corp.	2,868	813,824
Pentair PLC	3,646	197,650
Snap-on, Inc.	1,142	234,658
Stanley Black & Decker, Inc.	3,588	501,567
Westinghouse Air Brake Technologies Corp.	4,160	400,067
Xylem, Inc.	4,050	345,303

		13,091,399

Media 1.0%

Charter Communications, Inc. (Class A Stock)*	2,630	1,434,718
Comcast Corp. (Class A Stock)	100,020	4,682,936
Discovery, Inc. (Class A Stock)*	3,300	82,236
Discovery, Inc. (Class C Stock)*	6,500	162,305
DISH Network Corp. (Class A Stock)*	5,333	168,789

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)
Fox Corp. (Class A Stock)	7,066	$278,754
Fox Corp. (Class B Stock)	3,366	122,118
Interpublic Group of Cos., Inc. (The)	8,588	304,445
News Corp. (Class A Stock)	8,475	187,721
News Corp. (Class B Stock)	2,700	60,804
Omnicom Group, Inc.	4,634	393,334
Paramount Global (Class B Stock)(a)	13,597	514,103

		8,392,263

Metals & Mining 0.5%
Freeport-McMoRan, Inc.	32,642	1,623,613
Newmont Corp.(a)	17,797	1,413,972
Nucor Corp.	6,112	908,549

		3,946,134

Multiline Retail 0.5%
Dollar General Corp.	5,200	1,157,676
Dollar Tree, Inc.*	4,942	791,461
Target Corp.	10,582	2,245,712

		4,194,849

Multi-Utilities 0.8%
Ameren Corp.	5,669	531,525
CenterPoint Energy, Inc.	13,579	416,061
CMS Energy Corp.	6,600	461,604
Consolidated Edison, Inc.(a)	7,751	733,865
Dominion Energy, Inc.	17,850	1,516,715
DTE Energy Co.	4,387	580,005
NiSource, Inc.	8,800	279,840
Public Service Enterprise Group, Inc.	11,294	790,580
Sempra Energy	6,978	1,173,141
WEC Energy Group, Inc.	7,033	701,964

		7,185,300

Oil, Gas & Consumable Fuels 3.5%
APA Corp.	7,948	328,491
Chevron Corp.	42,547	6,927,928
ConocoPhillips	28,781	2,878,100
Coterra Energy, Inc.	17,800	480,066
Devon Energy Corp.	13,900	821,907
Diamondback Energy, Inc.	3,800	520,904

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    23

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

EOG Resources, Inc.	12,900	$1,538,067
Exxon Mobil Corp.	93,552	7,726,460
Hess Corp.	6,034	645,879
Kinder Morgan, Inc.	43,680	825,989
Marathon Oil Corp.	16,678	418,784
Marathon Petroleum Corp.	12,976	1,109,448
Occidental Petroleum Corp.	19,579	1,110,912
ONEOK, Inc.(a)	10,000	706,300
Phillips 66	10,428	900,875
Pioneer Natural Resources Co.	5,000	1,250,150
Valero Energy Corp.	9,200	934,168
Williams Cos., Inc. (The)	27,292	911,826

		30,036,254

Personal Products 0.2%

Estee Lauder Cos., Inc. (The) (Class A Stock)	5,170	1,407,894

Pharmaceuticals 3.8%

Bristol-Myers Squibb Co.	48,179	3,518,512
Catalent, Inc.*	3,900	432,510
Eli Lilly & Co.(a)	17,497	5,010,616
Johnson & Johnson	58,209	10,316,381
Merck & Co., Inc.	55,793	4,577,816
Organon & Co.	5,509	192,429
Pfizer, Inc.	124,063	6,422,742
Viatris, Inc.	27,699	301,365
Zoetis, Inc.	10,400	1,961,336

		32,733,707

Professional Services 0.3%

Equifax, Inc.	2,730	647,283
Jacobs Engineering Group, Inc.	2,900	399,649
Leidos Holdings, Inc.	3,100	334,862
Nielsen Holdings PLC	7,400	201,576
Robert Half International, Inc.	2,500	285,450
Verisk Analytics, Inc.	3,530	757,644

		2,626,464

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	7,500	686,400

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 0.9%

CSX Corp.	49,254	$1,844,562
J.B. Hunt Transport Services, Inc.	1,750	351,382
Norfolk Southern Corp.	5,331	1,520,508
Old Dominion Freight Line, Inc.	2,000	597,360
Union Pacific Corp.	14,056	3,840,240

		8,154,052

Semiconductors & Semiconductor Equipment 5.9%

Advanced Micro Devices, Inc.*	36,128	3,950,235
Analog Devices, Inc.	11,616	1,918,731
Applied Materials, Inc.	19,588	2,581,698
Broadcom, Inc.	9,129	5,748,349
Enphase Energy, Inc.*	3,020	609,376
Intel Corp.	90,048	4,462,779
KLA Corp.	3,330	1,218,980
Lam Research Corp.	3,072	1,651,538
Microchip Technology, Inc.	12,220	918,211
Micron Technology, Inc.	24,716	1,925,129
Monolithic Power Systems, Inc.	990	480,823
NVIDIA Corp.	55,240	15,072,786
NXP Semiconductors NV (China)	5,860	1,084,569
Qorvo, Inc.*	2,471	306,651
QUALCOMM, Inc.	24,900	3,805,218
Skyworks Solutions, Inc.	3,600	479,808
SolarEdge Technologies, Inc.*	1,200	386,844
Teradyne, Inc.	3,700	437,451
Texas Instruments, Inc.	20,352	3,734,185

		50,773,361

Software 8.8%

Adobe, Inc.*	10,380	4,729,335
ANSYS, Inc.*	1,900	603,535
Autodesk, Inc.*	4,790	1,026,736
Cadence Design Systems, Inc.*	6,100	1,003,206
Ceridian HCM Holding, Inc.*	2,900	198,244
Citrix Systems, Inc.	2,760	278,484
Fortinet, Inc.*	3,000	1,025,220
Intuit, Inc.	6,350	3,053,334
Microsoft Corp.	165,812	51,121,498
NortonLifeLock, Inc.	12,917	342,559
Oracle Corp.	34,790	2,878,177
Paycom Software, Inc.*	950	329,061
PTC, Inc.*	2,400	258,528

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    25

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

salesforce.com, Inc.*	21,760	$4,620,083
ServiceNow, Inc.*	4,420	2,461,454
Synopsys, Inc.*	3,400	1,133,118
Tyler Technologies, Inc.*	920	409,299

		75,471,871

Specialty Retail 1.9%

Advance Auto Parts, Inc.	1,450	300,092
AutoZone, Inc.*	460	940,507
Bath & Body Works, Inc.	5,822	278,292
Best Buy Co., Inc.	4,700	427,230
CarMax, Inc.*	3,500	337,680
Home Depot, Inc. (The)	23,064	6,903,747
Lowe’s Cos., Inc.	14,866	3,005,756
O’Reilly Automotive, Inc.*	1,480	1,013,741
Ross Stores, Inc.	7,900	714,634
TJX Cos., Inc. (The)(a)	26,328	1,594,950
Tractor Supply Co.	2,600	606,762
Ulta Beauty, Inc.*(a)	1,120	446,006

		16,569,397

Technology Hardware, Storage & Peripherals 7.3%

Apple, Inc.	342,862	59,867,134
Hewlett Packard Enterprise Co.	29,302	489,636
HP, Inc.	24,302	882,163
NetApp, Inc.	5,000	415,000
Seagate Technology Holdings PLC	4,400	395,560
Western Digital Corp.*	6,825	338,861

		62,388,354

Textiles, Apparel & Luxury Goods 0.6%

NIKE, Inc. (Class B Stock)	28,174	3,791,093
PVH Corp.	1,700	130,237
Ralph Lauren Corp.	1,100	124,784
Tapestry, Inc.	6,200	230,330
Under Armour, Inc. (Class A Stock)*	3,600	61,272
Under Armour, Inc. (Class C Stock)*	3,567	55,503
VF Corp.	7,336	417,125

		4,810,344

See Notes to Financial Statements.

26

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco 0.6%

Altria Group, Inc.	40,279	$2,104,578
Philip Morris International, Inc.	34,279	3,220,169

		5,324,747

Trading Companies & Distributors 0.2%

Fastenal Co.	12,800	760,320
United Rentals, Inc.*	1,550	550,575
W.W. Grainger, Inc.	964	497,222

		1,808,117

Water Utilities 0.1%

American Water Works Co., Inc.	4,100	678,673

Wireless Telecommunication Services 0.2%

T-Mobile US, Inc.*	12,970	1,664,699

TOTAL COMMON STOCKS (cost $151,494,570)		846,866,483

EXCHANGE-TRADED FUND 0.6%
iShares Core S&P 500 ETF (cost $2,836,984)	10,460	4,745,597

TOTAL LONG-TERM INVESTMENTS (cost $154,331,554)		851,612,080

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUND 1.7%
PGIM Institutional Money Market Fund (cost $14,464,413; includes $14,461,692 of cash collateral for securities on loan)(b)(wa)	14,480,042	14,467,010

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $939,132)	0.438%	06/16/22	940	939,165

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    27

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

UNAFFILIATED FUND 1.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $8,558,964)	8,558,964	$8,558,964

TOTAL SHORT-TERM INVESTMENTS (cost $23,962,509)		23,965,139

TOTAL INVESTMENTS 101.8% (cost $178,294,063)		875,577,219
Liabilities in excess of other assets(z) (1.8)%		(15,142,708)

NET ASSETS 100.0%		$860,434,511

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,986,684; cash collateral of $14,461,692 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
42	S&P 500 E-Mini Index	Jun. 2022	$9,514,575	$770,270

See Notes to Financial Statements.

28

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS Securities LLC	$—	$939,165

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$13,253,513	$—	$—
Air Freight & Logistics	5,404,407	—	—
Airlines	1,922,032	—	—
Auto Components	934,305	—	—
Automobiles	22,829,300	—	—
Banks	32,322,771	—	—
Beverages	12,444,336	—	—
Biotechnology	16,440,272	—	—
Building Products	3,596,039	—	—
Capital Markets	25,019,493	—	—
Chemicals	14,597,231	—	—
Commercial Services & Supplies	3,583,452	—	—
Communications Equipment	7,333,830	—	—
Construction & Engineering	407,991	—	—
Construction Materials	1,033,087	—	—
Consumer Finance	4,839,584	—	—
Containers & Packaging	2,582,540	—	—
Distributors	1,050,997	—	—
Diversified Financial Services	14,289,326	—	—
Diversified Telecommunication Services	8,696,689	—	—
Electric Utilities	14,622,360	—	—
Electrical Equipment	4,420,244	—	—
Electronic Equipment, Instruments & Components	5,207,752	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    29

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Energy Equipment & Services	$2,788,647	$—	$—
Entertainment	12,115,241	—	—
Equity Real Estate Investment Trusts (REITs)	22,476,439	—	—
Food & Staples Retailing	12,793,923	—	—
Food Products	8,207,063	—	—
Gas Utilities	346,521	—	—
Health Care Equipment & Supplies	24,506,823	—	—
Health Care Providers & Services	25,399,228	—	—
Health Care Technology	617,496	—	—
Hotels, Restaurants & Leisure	15,964,442	—	—
Household Durables	2,533,764	—	—
Household Products	11,348,302	—	—
Independent Power & Renewable Electricity Producers	378,231	—	—
Industrial Conglomerates	8,129,776	—	—
Insurance	17,674,262	—	—
Interactive Media & Services	48,381,837	—	—
Internet & Direct Marketing Retail	32,664,179	—	—
IT Services	35,947,664	—	—
Leisure Products	233,800	—	—
Life Sciences Tools & Services	15,583,015	—	—
Machinery	13,091,399	—	—
Media	8,392,263	—	—
Metals & Mining	3,946,134	—	—
Multiline Retail	4,194,849	—	—
Multi-Utilities	7,185,300	—	—
Oil, Gas & Consumable Fuels	30,036,254	—	—
Personal Products	1,407,894	—	—
Pharmaceuticals	32,733,707	—	—
Professional Services	2,626,464	—	—
Real Estate Management & Development	686,400	—	—
Road & Rail	8,154,052	—	—
Semiconductors & Semiconductor Equipment	50,773,361	—	—
Software	75,471,871	—	—
Specialty Retail	16,569,397	—	—
Technology Hardware, Storage & Peripherals	62,388,354	—	—
Textiles, Apparel & Luxury Goods	4,810,344	—	—
Tobacco	5,324,747	—	—
Trading Companies & Distributors	1,808,117	—	—
Water Utilities	678,673	—	—
Wireless Telecommunication Services	1,664,699	—	—
Exchange-Traded Fund	4,745,597	—	—
Short-Term Investments
Affiliated Mutual Fund	14,467,010	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Treasury Obligation	$—	$939,165	$—
Unaffiliated Fund	8,558,964	—	—

Total	$874,638,054	$939,165	$—

Other Financial Instruments*
Assets
Futures Contracts	$770,270	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2022 were as follows:

Software	8.8%
Technology Hardware, Storage & Peripherals	7.3
Semiconductors & Semiconductor Equipment	5.9
Interactive Media & Services	5.6
IT Services	4.2
Pharmaceuticals	3.8
Internet & Direct Marketing Retail	3.8
Banks	3.8
Oil, Gas & Consumable Fuels	3.5
Health Care Providers & Services	3.0
Capital Markets	2.9
Health Care Equipment & Supplies	2.8
Automobiles	2.7
Equity Real Estate Investment Trusts (REITs)	2.6
Insurance	2.1
Specialty Retail	1.9
Biotechnology	1.9
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.8
Electric Utilities	1.7
Chemicals	1.7
Affiliated Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	1.7
Diversified Financial Services	1.7
Aerospace & Defense	1.5

Machinery	1.5%
Food & Staples Retailing	1.5
Beverages	1.4
Entertainment	1.4
Household Products	1.3
Diversified Telecommunication Services	1.0
Unaffiliated Fund	1.0
Media	1.0
Food Products	1.0
Road & Rail	0.9
Industrial Conglomerates	0.9
Communications Equipment	0.9
Multi-Utilities	0.8
Air Freight & Logistics	0.6
Tobacco	0.6
Electronic Equipment, Instruments & Components	0.6
Consumer Finance	0.6
Textiles, Apparel & Luxury Goods	0.6
Exchange-Traded Fund	0.6
Electrical Equipment	0.5
Multiline Retail	0.5
Metals & Mining	0.5
Building Products	0.4
Commercial Services & Supplies	0.4
Energy Equipment & Services	0.3

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    31

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Industry Classification (continued):

Professional Services	0.3%
Containers & Packaging	0.3
Household Durables	0.3
Airlines	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Distributors	0.1
Construction Materials	0.1
U.S. Treasury Obligation	0.1
Auto Components	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.1

Construction & Engineering	0.0	*%
Independent Power & Renewable Electricity Producers	0.0	*
Gas Utilities	0.0	*
Leisure Products	0.0	*

	101.8
Liabilities in excess of other assets	(1.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$770,270	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(431,823)

See Notes to Financial Statements.

32

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,215,882

For the six months ended March 31, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$10,807,904

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended March 31, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$13,986,684	$(13,986,684)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    33

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Assets

Investments at value, including securities on loan of $13,986,684:
Unaffiliated investments (cost $163,570,300)	$860,117,581
Affiliated investments (cost $14,723,763)	15,459,638
Cash	31
Dividends and interest receivable	528,566
Receivable for Fund shares sold	373,490
Prepaid expenses and other assets	25,527

Total Assets	876,504,833

Liabilities

Payable to broker for collateral for securities on loan	14,461,692
Payable for Fund shares purchased	1,135,924
Due to broker—variation margin futures	137,528
Distribution fee payable	135,826
Accrued expenses and other liabilities	100,779
Management fee payable	57,198
Affiliated transfer agent fee payable	41,375

Total Liabilities	16,070,322

Net Assets	$860,434,511

Net assets were comprised of:
Shares of beneficial interest, at par	$19,120
Paid-in capital in excess of par	119,575,119
Total distributable earnings (loss)	740,840,272

Net assets, March 31, 2022	$860,434,511

See Notes to Financial Statements.

34

Class A

Net asset value and redemption price per share, ($328,299,346 ÷ 7,315,489 shares of beneficial interest issued and outstanding)	$44.88

Maximum sales charge (3.25% of offering price)	1.51

Maximum offering price to public	$46.39

Class C

Net asset value, offering price and redemption price per share, ($65,854,911 ÷ 1,494,626 shares of beneficial interest issued and outstanding)	$44.06

Class I

Net asset value, offering price and redemption price per share, ($174,266,440 ÷ 3,853,372 shares of beneficial interest issued and outstanding)	$45.22

Class Z

Net asset value, offering price and redemption price per share, ($259,291,247 ÷ 5,733,064 shares of beneficial interest issued and outstanding)	$45.23

Class R6

Net asset value, offering price and redemption price per share, ($32,722,567 ÷ 723,059 shares of beneficial interest issued and outstanding)	$45.26

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    35

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,279 foreign withholding tax)	$6,104,472
Affiliated dividend income	23,253
Income from securities lending, net (including affiliated income of $3,922)	4,475
Interest income	319

Total income	6,132,519

Expenses
Management fee	664,181
Distribution fee(a)	845,642
Transfer agent’s fees and expenses (including affiliated expense of $131,506)(a)	443,550
Custodian and accounting fees	45,387
Registration fees(a)	32,834
Shareholders’ reports	17,198
Audit fee	12,141
Legal fees and expenses	11,471
Trustees’ fees	9,776
Miscellaneous	17,711

Total expenses	2,099,891
Less: Fee waiver and/or expense reimbursement(a)	(309,951)

Net expenses	1,789,940

Net investment income (loss)	4,342,579

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $42,375)	41,170,245
Futures transactions	(431,823)

40,738,422

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $65,040)	3,826,330
Futures	1,215,882

5,042,212

Net gain (loss) on investment transactions	45,780,634

Net Increase (Decrease) In Net Assets Resulting From Operations	$50,123,213

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6

Distribution fee	506,497	339,145	—	—	—
Transfer agent’s fees and expenses	182,386	21,950	62,106	176,850	258
Registration fees	9,631	6,911	5,820	5,222	5,250
Fee waiver and/or expense reimbursement	(118,183)	(23,740)	(62,106)	(95,227)	(10,695)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,342,579	$8,712,938
Net realized gain (loss) on investment transactions	40,738,422	94,450,236
Net change in unrealized appreciation (depreciation) on investments	5,042,212	109,505,721

Net increase (decrease) in net assets resulting from operations	50,123,213	212,668,895

Dividends and Distributions
Distributions from distributable earnings
Class A	(35,916,717)	(70,372,499)
Class C	(6,999,155)	(15,500,376)
Class I	(19,639,235)	(42,109,552)
Class Z	(29,447,083)	(55,975,223)
Class R6	(3,459,618)	(3,271,898)

	(95,461,808)	(187,229,548)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	65,722,381	128,254,915
Net asset value of shares issued in reinvestment of dividends and distributions	95,106,775	186,438,027
Cost of shares purchased	(123,023,865)	(234,923,478)

Net increase (decrease) in net assets from Fund share transactions	37,805,291	79,769,464

Total increase (decrease)	(7,533,304)	105,208,811

Net Assets:

Beginning of period	867,967,815	762,759,004

End of period	$860,434,511	$867,967,815

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    37

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended March 31, 2022
			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.35		$47.07	$48.46	$57.19	$51.67	$45.37
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.42	0.60	0.70	0.73	0.71
Net realized and unrealized gain (loss) on investment transactions	2.62		11.36	6.00	(0.04)	7.91	7.23
Total from investment operations	2.82		11.78	6.60	0.66	8.64	7.94
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.72)	(0.59)	(1.04)	(0.70)	(0.74)
Distributions from net realized gains	(4.89)		(10.78)	(7.40)	(8.35)	(2.42)	(0.90)
Total dividends and distributions	(5.29)		(11.50)	(7.99)	(9.39)	(3.12)	(1.64)
Net asset value, end of period	$44.88		$47.35	$47.07	$48.46	$57.19	$51.67
Total Return(b):	5.65%		29.24%	14.72%	3.75%	17.34%	17.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$328,299		$337,161	$295,551	$287,076	$276,785	$266,434
Average net assets (000)	$338,592		$331,222	$285,833	$266,336	$272,887	$257,269
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.52	%(e)	0.52%	0.53%	0.54%	0.52%	0.52%
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.59%	0.60%	0.61%	0.59%	0.59%
Net investment income (loss)	0.86	%(e)	0.92%	1.35%	1.48%	1.36%	1.49%
Portfolio turnover rate(f)	1%		5%	2%	3%	2%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended March 31, 2022
			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.45		$46.37	$47.92	$56.50	$51.19	$44.97
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.12	0.30	0.39	0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	2.56		11.17	5.92	(0.02)	7.83	7.18
Total from investment operations	2.60		11.29	6.22	0.37	8.20	7.58
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.43)	(0.37)	(0.60)	(0.47)	(0.46)
Distributions from net realized gains	(4.89)		(10.78)	(7.40)	(8.35)	(2.42)	(0.90)
Total dividends and distributions	(4.99)		(11.21)	(7.77)	(8.95)	(2.89)	(1.36)
Net asset value, end of period	$44.06		$46.45	$46.37	$47.92	$56.50	$51.19
Total Return(b):	5.29%		28.37%	13.98%	3.08%	16.56%	17.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,855		$66,318	$66,347	$70,382	$108,459	$94,169
Average net assets (000)	$68,015		$67,968	$67,889	$84,898	$102,726	$85,397
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.19	%(e)	1.19%	1.20%	1.19%	1.18%	1.16%
Expenses before waivers and/or expense reimbursement	1.26	%(e)	1.26%	1.27%	1.26%	1.25%	1.23%
Net investment income (loss)	0.19	%(e)	0.26%	0.69%	0.84%	0.70%	0.85%
Portfolio turnover rate(f)	1%		5%	2%	3%	2%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    39

Financial Highlights  (unaudited) (continued)

Class I Shares
	Six Months Ended March 31, 2022
			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.75		$47.38	$48.70	$57.50	$51.89	$45.54
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.58	0.77	0.87	0.91	0.88
Net realized and unrealized gain (loss) on investment transactions	2.64		11.44	6.03	(0.06)	7.95	7.26
Total from investment operations	2.92		12.02	6.80	0.81	8.86	8.14
Less Dividends and Distributions:
Dividends from net investment income	(0.56)		(0.87)	(0.72)	(1.26)	(0.83)	(0.89)
Distributions from net realized gains	(4.89)		(10.78)	(7.40)	(8.35)	(2.42)	(0.90)
Total dividends and distributions	(5.45)		(11.65)	(8.12)	(9.61)	(3.25)	(1.79)
Net asset value, end of period	$45.22		$47.75	$47.38	$48.70	$57.50	$51.89
Total Return(b):	5.80%		29.69%	15.11%	4.12%	17.72%	18.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174,266		$172,635	$142,746	$228,063	$290,252	$333,339
Average net assets (000)	$177,933		$164,271	$204,880	$239,501	$289,170	$339,473
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.18	%(e)	0.19%	0.19%	0.19%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	0.25	%(e)	0.26%	0.26%	0.26%	0.25%	0.25%
Net investment income (loss)	1.20	%(e)	1.26%	1.72%	1.83%	1.69%	1.86%
Portfolio turnover rate(f)	1%		5%	2%	3%	2%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended March 31, 2022
			Year Ended September 30,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.74		$47.37	$48.70	$57.49	$51.88	$45.54
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.56	0.74	0.84	0.88	0.85
Net realized and unrealized gain (loss) on investment transactions	2.64		11.44	6.02	(0.05)	7.95	7.25
Total from investment operations	2.91		12.00	6.76	0.79	8.83	8.10
Less Dividends and Distributions:
Dividends from net investment income	(0.53)		(0.85)	(0.69)	(1.23)	(0.80)	(0.86)
Distributions from net realized gains	(4.89)		(10.78)	(7.40)	(8.35)	(2.42)	(0.90)
Total dividends and distributions	(5.42)		(11.63)	(8.09)	(9.58)	(3.22)	(1.76)
Net asset value, end of period	$45.23		$47.74	$47.37	$48.70	$57.49	$51.88
Total Return(b):	5.79%		29.62%	15.03%	4.05%	17.67%	18.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$259,291		$265,893	$244,155	$289,780	$370,188	$415,974
Average net assets (000)	$272,825		$263,618	$253,908	$315,161	$392,699	$412,869
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.24	%(e)	0.24%	0.25%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	0.31	%(e)	0.31%	0.32%	0.32%	0.31%	0.31%
Net investment income (loss)	1.15	%(e)	1.20%	1.64%	1.78%	1.63%	1.77%
Portfolio turnover rate(f)	1%		5%	2%	3%	2%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Stock Index Fund    41

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2022					November 28, 2017(a) through

			Year Ended September 30,
						September 30,
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$47.78		$47.40	$48.72	$57.52	$54.26
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.58	0.75	0.86	0.70
Net realized and unrealized gain (loss) on investment transactions	2.65		11.46	6.05	(0.05)	5.79
Total from investment operations	2.94		12.04	6.80	0.81	6.49
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.88)	(0.72)	(1.26)	(0.81)
Distributions from net realized gains	(4.89)		(10.78)	(7.40)	(8.35)	(2.42)
Total dividends and distributions	(5.46)		(11.66)	(8.12)	(9.61)	(3.23)
Net asset value, end of period	$45.26		$47.78	$47.40	$48.72	$57.52
Total Return(c):	5.85%		29.72%	15.12%	4.12%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,723		$25,961	$13,960	$10,929	$97
Average net assets (000)	$30,642		$19,506	$12,526	$8,080	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.14	%(e)	0.16%	0.18%	0.18%	0.18	%(e)
Expenses before waivers and/or expense reimbursement	0.21	%(e)	0.23%	0.30%	0.39%	146.02	%(e)
Net investment income (loss)	1.25	%(e)	1.25%	1.69%	1.85%	1.55	%(e)
Portfolio turnover rate(f)	1%		5%	2%	3%	2%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Stock Index Fund (formerly known as PGIM QMA Stock Index Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Quant Solutions Stock Index Fund    43

Notes to Financial Statements  (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

44

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the

PGIM Quant Solutions Stock Index Fund    45

Notes to Financial Statements   (unaudited) (continued)

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

46

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2023 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the

PGIM Quant Solutions Stock Index Fund    47

Notes to Financial Statements  (unaudited) (continued)

average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.30%	—%
C	1.00	—
I	N/A	N/A
Z	N/A	N/A
R6	N/A	N/A

48

For the reporting period ended March 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$45,538

CDSC by Class	Amount
A	$ 129
C	1,019

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2022, no 17a-7 transactions were entered into by the Fund.

PGIM Quant Solutions Stock Index Fund    49

Notes to Financial Statements  (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$12,558,927	$63,870,642

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended March 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)
$ 946,800	$ —	$ 65,965	$64,353	$47,440	$ 992,628	8,400	$20,440

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
10,628,397	42,780,959	53,409,356	—	—	—	—	2,813

PGIM Institutional Money Market Fund(1)(b)(wa)
13,020,603	236,056,380	234,605,595	687	(5,065)	14,467,010	14,480,042	3,922	(2)
$23,649,000	$278,837,339	$288,014,951	$ 687	$ (5,065)	$14,467,010		$ 6,735
$24,595,800	$278,837,339	$288,080,916	$65,040	$42,375	$15,459,638		$27,175

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

50

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$181,009,728	$702,845,477	$(7,507,716)	$695,337,761

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

PGIM Quant Solutions Stock Index Fund    51

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	2,141,979	29.3%
C	10	0.1%
I	909,586	23.6%
Z	97,386	1.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	15.9%
Unaffiliated	2	28.8%

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2022:
Shares sold	203,377	$9,402,686
Shares issued in reinvestment of dividends and distributions	772,673	35,651,156
Shares purchased	(821,588)	(39,500,508)
Net increase (decrease) in shares outstanding before conversion	154,462	5,553,334
Shares issued upon conversion from other share class(es)	45,465	2,120,230
Shares purchased upon conversion into other share class(es)	(4,654)	(203,709)
Net increase (decrease) in shares outstanding	195,273	$7,469,855

Year ended September 30, 2021:
Shares sold	374,465	$17,185,901
Shares issued in reinvestment of dividends and distributions	1,727,874	69,788,829
Shares purchased	(1,378,359)	(62,916,957)
Net increase (decrease) in shares outstanding before conversion	723,980	24,057,773
Shares issued upon conversion from other share class(es)	144,138	6,401,923
Shares purchased upon conversion into other share class(es)	(26,851)	(1,295,365)
Net increase (decrease) in shares outstanding	841,267	$29,164,331

52

Share Class	Shares	Amount

Class C
Six months ended March 31, 2022:
Shares sold	81,394	$3,643,586
Shares issued in reinvestment of dividends and distributions	153,894	6,983,703
Shares purchased	(116,824)	(5,248,733)
Net increase (decrease) in shares outstanding before conversion	118,464	5,378,556
Shares purchased upon conversion into other share class(es)	(51,523)	(2,356,830)
Net increase (decrease) in shares outstanding	66,941	$3,021,726

Year ended September 30, 2021:
Shares sold	124,622	$5,729,823
Shares issued in reinvestment of dividends and distributions	388,258	15,464,322
Shares purchased	(335,250)	(14,819,698)
Net increase (decrease) in shares outstanding before conversion	177,630	6,374,447
Shares purchased upon conversion into other share class(es)	(180,898)	(7,953,448)
Net increase (decrease) in shares outstanding	(3,268)	$(1,579,001)

Class I
Six months ended March 31, 2022:
Shares sold	292,763	$13,822,036
Shares issued in reinvestment of dividends and distributions	422,676	19,633,303
Shares purchased	(476,085)	(22,355,013)
Net increase (decrease) in shares outstanding before conversion	239,354	11,100,326
Shares issued upon conversion from other share class(es)	2,485	104,917
Shares purchased upon conversion into other share class(es)	(4,057)	(186,504)
Net increase (decrease) in shares outstanding	237,782	$11,018,739

Year ended September 30, 2021:
Shares sold	1,160,786	$57,111,625
Shares issued in reinvestment of dividends and distributions	1,036,324	42,095,486
Shares purchased	(1,608,694)	(69,126,604)
Net increase (decrease) in shares outstanding before conversion	588,416	30,080,507
Shares issued upon conversion from other share class(es)	15,611	770,127
Shares purchased upon conversion into other share class(es)	(959)	(45,276)
Net increase (decrease) in shares outstanding	603,068	$30,805,358

PGIM Quant Solutions Stock Index Fund    53

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended March 31, 2022:
Shares sold	632,208	$28,725,644
Shares issued in reinvestment of dividends and distributions	632,350	29,378,995
Shares purchased	(1,112,271)	(50,986,157)
Net increase (decrease) in shares outstanding before conversion	152,287	7,118,482
Shares issued upon conversion from other share class(es)	11,994	560,941
Shares purchased upon conversion into other share class(es)	(1,027)	(53,556)
Net increase (decrease) in shares outstanding	163,254	$7,625,867

Year ended September 30, 2021:
Shares sold	941,599	$42,892,579
Shares issued in reinvestment of dividends and distributions	1,373,800	55,817,492
Shares purchased	(1,742,344)	(80,946,709)
Net increase (decrease) in shares outstanding before conversion	573,055	17,763,362
Shares issued upon conversion from other share class(es)	46,195	2,149,778
Shares purchased upon conversion into other share class(es)	(203,118)	(9,411,119)
Net increase (decrease) in shares outstanding	416,132	$10,502,021

Class R6
Six months ended March 31, 2022:
Shares sold	213,203	$10,128,429
Shares issued in reinvestment of dividends and distributions	74,448	3,459,618
Shares purchased	(108,248)	(4,933,454)
Net increase (decrease) in shares outstanding before conversion	179,403	8,654,593
Shares issued upon conversion from other share class(es)	304	14,511
Net increase (decrease) in shares outstanding	179,707	$8,669,104

Year ended September 30, 2021:
Shares sold	116,717	$5,334,987
Shares issued in reinvestment of dividends and distributions	80,509	3,271,898
Shares purchased	(150,924)	(7,113,510)
Net increase (decrease) in shares outstanding before conversion	46,302	1,493,375
Shares issued upon conversion from other share class(es)	202,553	9,383,380
Net increase (decrease) in shares outstanding	248,855	$10,876,755

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

54

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2022. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $862,750, borrowed at a weighted average interest rate of 1.29%. The maximum loan outstanding amount during the period was $980,000. At March 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Quant Solutions Stock Index Fund    55

Notes to Financial Statements   (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

56

in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a

PGIM Quant Solutions Stock Index Fund    57

Notes to Financial Statements   (unaudited) (continued)

fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

58

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Stock Index Fund    59

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez,Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address.Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS STOCK INDEX FUND

SHARE CLASS	A	C	I	Z	R6

NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX

CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

MF174E2

PGIM SECURITIZED CREDIT FUND

SEMIANNUAL REPORT

MARCH 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser.PIMS and PGIM are Prudential Financial companies. ©2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Securitized Credit Fund informative and useful. The report covers performance for the six-month period ended March 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Securitized Credit Fund

May 15, 2022

PGIM Securitized Credit Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/22 (without sales charges)	Average Annual Total Returns as of 3/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception(%)

Class A	-0.80	-1.87	2.30	3.02 (11/16/2015)

Class C	-1.19	-0.33	2.21	2.78 (11/16/2015)

Class Z	-0.58	1.79	3.26	3.83 (11/16/2015)

Class R6	-0.55	1.85	3.31	3.88 (11/16/2015)

ICE BofA US 3-Month Treasury-Bill Index	0.05	0.06	1.13	0.96

Bloomberg US Aggregate Bond Index	-5.92	-4.15	2.14	2.19

*Not annualized

**For periods prior to July 1, 2019, the Fund’s performance is that of an investment trust (the “Predecessor Fund”), which commenced operations on November 16, 2015. The performance of the Predecessor Fund has been adjusted to reflect the fees and expenses for the applicable class of shares of the Fund. If the performance of the Predecessor Fund had not been adjusted to reflect the fees and expenses of the Fund, the performance may have been higher than the performance shown for each class of shares. The Predecessor Fund was reorganized into the Fund immediately before the Fund commenced operations on July 1, 2019. Prior to the reorganization, the Predecessor Fund was managed by the Fund’s subadviser since its inception. The investment objective and strategies of the Predecessor Fund were, in all material respects, the same as those of the Fund, and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”) and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have resulted in different performance.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month US Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Securitized Credit Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 3/31/22 (%)

AAA	12.9

AA	8.5

A	2.4

BBB	17.6

BB	30.6

B	11.3

CCC	0.8

NR	5.6

Cash/Cash Equivalents	10.3

Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 3/31/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.13	2.36	-4.79

Class C	0.09	1.71	-6.77

Class Z	0.14	2.68	2.43

Class R6	0.15	2.81	-36.12

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Securitized Credit Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Securitized Credit Fund		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 992.00	0.90%	$4.47

	Hypothetical	$1,000.00	$1,020.44	0.90%	$4.53

Class C	Actual	$1,000.00	$ 988.10	1.65%	$8.18

	Hypothetical	$1,000.00	$1,016.70	1.65%	$8.30

Class Z	Actual	$1,000.00	$ 994.20	0.65%	$3.23

	Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

Class R6	Actual	$1,000.00	$ 994.50	0.60%	$2.98

	Hypothetical	$1,000.00	$1,021.94	0.60%	$3.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2022,and divided by the 365 days in the Fund’s fiscal year ending September 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 89.3%

ASSET-BACKED SECURITIES 27.1%

Automobiles 4.1%

Exeter Automobile Receivables Trust,
Series 2022-01A, Class E, 144A	5.020%	10/15/29	1,200	$1,158,752
JPMorgan Chase Bank NA - CACLN,
Series 2020-01, Class F, 144A	6.684	01/25/28	800	801,398
Santander Bank Auto Credit-Linked Notes,
Series 2021-01A, Class D, 144A	5.004	12/15/31	600	576,106
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280	03/15/27	750	713,088

				3,249,344

Collateralized Debt Obligation 2.4%

Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	1.500(c)	01/15/37	1,900	1,888,361

Collateralized Loan Obligations 14.0%

Battalion CLO Ltd.,
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.549(c)	05/17/31	500	496,912
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29	490	487,732
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.206(c)	02/15/29	488	487,687
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A2, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.041(c)	01/16/33	2,000	1,983,116
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	1.449(c)	10/15/32	1,500	1,488,557
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.481(c)	10/17/34	500	494,165
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.055(c)	04/21/31	250	247,747

See Notes to Financial Statements.

PGIM Securitized Credit Fund    9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.520%(c)	02/20/30		1,975	$1,963,470
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	788,273
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month Term SOFR + 1.850% (Cap N/A, Floor 1.850%)	2.091(c)	10/20/32		1,000	994,201
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.394(c)	01/20/31		1,000	994,392
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.454(c)	07/20/32		500	496,638

					10,922,890

Consumer Loans 3.1%

Lendmark Funding Trust,
Series 2021-01A, Class D, 144A	5.050	11/20/31		500	450,503
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,500	1,456,358
Series 2021-A, Class D, 144A	5.400	03/08/28		500	484,394

					2,391,255

Other 2.2%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.231(c)	10/16/23		400	400,374
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.807(c)	04/25/23		710	701,221
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.257(c)	06/25/24		620	607,836

					1,709,431

Residential Mortgage-Backed Securities 1.0%

European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.403(c)	11/25/60	EUR	381	416,150

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—	(r)	$354
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	311		344,055

						760,559

Student Loans 0.3%

Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		854		178,825
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.956(cc)	01/16/46		67		66,829

						245,654

TOTAL ASSET-BACKED SECURITIES (cost $21,378,853)						21,167,494

BANK LOANS 4.4%

Chemicals 0.2%

Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	03/18/28		149		147,196

Commercial Services 0.6%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28		168		167,110
Syniverse Holdings, Inc., Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/09/23		335		324,615

						491,725

Computers 0.3%

McAfee Corp., Tranche B-1 Term Loan, SOFR + 4.000%	4.500(c)	03/01/29		250		247,437

Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26		125		73,516

See Notes to Financial Statements.

PGIM Securitized Credit Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Electric (cont’d.)

Lightstone HoldCo LLC,
Term Loan	4.750%(c)	01/30/24	189	$169,727
Term Loan	4.750(c)	01/30/24	11	9,573

				252,816

Entertainment 0.4%

Allen Media LLC,
Term B Loan, 3 Month LIBOR + 5.500%	6.151(c)	02/10/27	299	295,993

Media 0.3%

Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%	3.545(c)	08/24/26	463	157,289
Term Loan, SOFR + 8.000%	8.195(c)	05/25/26	50	50,897

				208,186

Packaging & Containers 0.3%

Clydesdale Acquisition Holdings, Inc., Term Loan	— (p)	03/30/29	200	196,536

Pharmaceuticals 0.6%

Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	450	447,187

Software 0.3%

Finastra USA, Inc.,
First Lien Dollar Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	06/13/24	234	230,985

Telecommunications 1.1%

Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/11/26	266	263,637
GTT Communications, Inc.,
Closing Date U.S. Term Loan, PRIME + 4.750%	7.250(c)	05/30/25	62	50,417

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)

Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, SOFR + 4.250%	4.920%(c)	02/01/29	299	$294,380
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 3.750%	4.929(c)	10/10/24	304	276,754

				885,188

TOTAL BANK LOANS (cost $3,511,263)				3,403,249

COMMERCIAL MORTGAGE-BACKED SECURITIES 27.1%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	100	93,642
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	200	184,810
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	91,248
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A	3.293(cc)	02/15/55	1,400	1,390,197
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	206,164
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	490	437,556
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.846(c)	03/15/37	210	198,962
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)	2.348(c)	03/15/37	636	625,790
Series 2018-BIOA, Class F, 144A, 1 Month LIBOR + 2.471% (Cap N/A, Floor 2.498%)	2.868(c)	03/15/37	909	892,409
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.697(c)	10/15/36	213	207,972
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.047(c)	10/15/36	765	746,978
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)	3.217(c)	12/15/38	347	336,303
Series 2022-AHP, Class E, 144A, 1 Month Term SOFR + 3.040% (Cap N/A, Floor 3.040%)	3.341(c)	01/17/39	1,450	1,447,188
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	726	718,331
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.162(c)	11/15/37	1,293	1,278,094
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.547(c)	05/15/36	150	147,183

See Notes to Financial Statements.

PGIM Securitized Credit Fund    13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital Certificates, (cont’d.)
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.047%(c)	05/15/36		2,353	$2,299,754
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	193,093
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.306(c)	05/15/35		160	155,866
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		500	446,784
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.694(c)	08/07/30	GBP	395	509,221
Series 2019-RAM, Class B, 3 Month GBP LIBOR + 3.500% (Cap N/A, Floor 3.500%)	4.294(c)	08/07/30	GBP	184	210,762
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45		2,787	28
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		94,285	312,980
FHLMC Multifamily Structured Pass-Through Certificates,
Series K026, Class X1, IO	0.929(cc)	11/25/22		1,397	5,674
Series K052, Class X1, IO	0.644(cc)	11/25/25		2,199	43,542
Series K058, Class X1, IO	0.920(cc)	08/25/26		3,602	123,504
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	3.947(c)	10/15/36		1,950	1,895,908
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	4.947(c)	10/15/36		140	136,201
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35		100	91,486
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class XB, IO	0.337(cc)	12/15/48		1,620	19,520
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	595,492
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	3.787(c)	06/15/38		1,300	1,247,778
Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/33	EUR	100	107,305
MAD Commercial Mortgage Trust,
Series 2019-650M, Class A, 144A	3.460(cc)	12/12/34		350	288,791

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	2.998%(c)	04/15/38		300	$292,468
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	188,022
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.278(cc)	03/15/48		10,000	87,004
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		525	478,303
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.147(c)	01/15/36		100	98,498
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	3.021(c)	11/15/38		260	250,547
Taurus UK DAC (Ireland),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	2.755(c)	05/17/31	GBP	248	320,521
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)	2.255(c)	08/17/31	GBP	243	318,045
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.427(cc)	12/15/48		6,400	103,801
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.897(c)	05/15/31		340	334,041
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.897(c)	05/15/31		1,000	979,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,710,660)					21,137,740

CORPORATE BONDS 5.9%

Aerospace & Defense 0.1%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		21	21,111
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		50	48,968

					70,079

Banks 5.5%

Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		550	554,278
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)		700	658,583
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		700	662,100

See Notes to Financial Statements.

PGIM Securitized Credit Fund    15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series V	4.700%(ff)	01/30/25(oo)	605	$578,701
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	760	695,277
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	500	496,830
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	80	77,105
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24	600	590,256

				4,313,130

Entertainment 0.1%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	61	54,662

Media 0.0%

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	75	15,508

Pipelines 0.2%

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	136,462

TOTAL CORPORATE BONDS (cost $4,804,223)				4,589,841

RESIDENTIAL MORTGAGE-BACKED SECURITIES 24.8%
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.307(c)	10/25/28	120	119,662
Series 2019-02A, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)	3.557(c)	04/25/29	2,500	2,459,274
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.057(c)	07/25/29	853	851,995
Series 2019-04A, Class M2, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.307(c)	10/25/29	1,490	1,447,390

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.457%(c)	08/26/30	143	$143,628
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.057(c)	06/25/30	619	620,138
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.049(c)	03/25/31	150	149,203
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.799(c)	01/26/32	510	489,875
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26	209	208,996
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	4.807(c)	04/25/31	1,600	1,616,035
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.199(c)	10/25/41	130	119,610
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	4.599(c)	01/25/42	620	585,049
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	6.349(c)	03/25/42	75	76,773
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	3.757(c)	04/25/29	1,000	1,000,984
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.799(c)	10/25/33	295	296,431
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.549(c)	04/25/34	240	228,094
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	3.399(c)	11/25/41	90	83,470
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.099(c)	11/25/50	110	107,248

See Notes to Financial Statements.

PGIM Securitized Credit Fund    17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.749%(c)	11/25/41	150	$142,009
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.757(c)	01/25/50	900	859,787
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.557(c)	06/25/50	73	75,498
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.457(c)	08/25/50	100	105,015
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.899(c)	10/25/50	120	121,801
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.707(c)	09/25/50	120	122,702
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.749(c)	01/25/51	250	221,378
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.149(c)	01/25/34	890	829,747
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.499(c)	10/25/41	1,500	1,383,846
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.449(c)	09/25/41	90	80,307
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.849(c)	12/25/41	260	233,687
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.607(c)	10/25/30	200	200,804
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.757(c)	07/25/33	150	149,094
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	1.349(c)	01/25/34	1,164	1,154,397
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.899(c)	01/25/34	410	386,481
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.057(c)	10/25/30	107	107,426

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.999%(c)	04/25/34		200	$191,779
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.260(c)	12/25/22		359	358,632
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.307(c)	02/25/23		100	99,569
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.107(c)	08/25/25		100	99,013
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	2.207(c)	06/25/29		1,102	1,100,674
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.799(c)	11/25/31		300	290,965
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	280	308,600
ZH Trust,
Series 2021-01, Class A, 144A	2.253	02/18/27		140	137,823

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,824,561)					19,364,889

			Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels

Chesapeake Energy Corp. Backstop Commitment (cost $398)				42	3,654

TOTAL LONG-TERM INVESTMENTS (cost $71,229,958)					69,666,867

See Notes to Financial Statements.

PGIM Securitized Credit Fund    19

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

SHORT-TERM INVESTMENT 10.1%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $7,916,057)	7,916,057	$7,916,057

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.4% (cost $79,146,015)		77,582,924

OPTIONS WRITTEN*~ (0.0)% (premiums received $0)		(36)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.4% (cost $79,146,015)		77,582,888
Other assets in excess of liabilities(z) 0.6%		438,189

NET ASSETS 100.0%		$78,021,077

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

USOIS—United States Overnight Index Swap

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $217,113 and 0.3% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

20

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	330	$(13)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	(23)
Total Options Written (premiums received $—)								$(36)

Futures contracts outstanding at March 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	20 Year U.S. Treasury Bonds	Jun. 2022	$150,063	$(4,540)
4	Euro Schatz Index	Jun. 2022	490,002	(4,893)

				(9,433)

Short Positions:
14	2 Year U.S. Treasury Notes	Jun. 2022	2,966,906	23,171
3	5 Year Euro-Bobl	Jun. 2022	427,654	13,692
49	5 Year U.S. Treasury Notes	Jun. 2022	5,619,688	133,268
1	10 Year Euro-Bund	Jun. 2022	175,518	9,344
1	10 Year U.S. Treasury Notes	Jun. 2022	122,875	3,530

				183,005

				$173,572

See Notes to Financial Statements.

PGIM Securitized Credit Fund    21

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Forward foreign currency exchange contracts outstanding at March 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	1,061	$1,399,444	$1,393,294	$—	$(6,150)
Euro,
Expiring 04/04/22	HSBC Bank PLC	EUR	1,914	2,108,902	2,117,265	8,363	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	124	136,299	137,004	705	—
Expiring 05/06/22	HSBC Bank PLC	EUR	129	143,162	142,369	—	(793)

				$3,787,807	$3,789,932	9,068	(6,943)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	1,061	$1,436,854	$1,393,294	$43,560	$—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	1,061	1,399,245	1,393,050	6,195	—
Euro,
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	1,844	2,093,346	2,040,542	52,804	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	193	213,890	213,727	163	—
Expiring 05/06/22	HSBC Bank PLC	EUR	1,914	2,111,068	2,119,465	—	(8,397)

				$7,254,403	$7,160,078	102,722	(8,397)

						$111,790	$(15,340)

Credit default swap agreements outstanding at March 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Accunia CLO	04/26/22	1.350%(M)	EUR	47	1.700%	$58	$ (2)	$ 60	Goldman Sachs International

See Notes to Financial Statements.

22

Credit default swap agreements outstanding at March 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Alcentra CLO	04/26/22	1.000%(M)	EUR	356	*	$329	$ (10)	$ 339	Goldman Sachs International
Alcentra CLO	04/26/22	1.350%(M)	EUR	164	*	205	(6)	211	Goldman Sachs International
AMSR Trust	04/28/22	1.250%(M)		144	*	154	(5)	159	Goldman Sachs International
Ashford Hospitality Trust, Inc	04/27/22	1.250%(M)		292	*	315	(9)	324	Goldman Sachs International
Bank of America Funding Corp.	04/28/22	0.500%(M)		247	*	107	(3)	110	Goldman Sachs International
Barings CLO	04/26/22	1.000%(M)	EUR	506	*	467	(14)	481	Goldman Sachs International
Barings CLO	04/26/22	1.000%(M)	EUR	270	1.000%	248	(8)	256	Goldman Sachs International
Barings CLO	04/26/22	1.000%(M)	EUR	187	*	173	(5)	178	Goldman Sachs International
Black Diamond CLO	04/26/22	1.000%(M)	EUR	131	*	120	(4)	124	Goldman Sachs International
BSREP Commercial Mortgage Trust	04/27/22	1.250%(M)		90	*	96	(3)	99	Goldman Sachs International
Carlyle CLO	04/26/22	1.000%(M)	EUR	179	*	166	(5)	171	Goldman Sachs International
Citigroup Mortgage Loan Trust	04/28/22	1.000%(M)		382	*	329	(10)	339	Goldman Sachs International
COMM Mortgage Trust	04/27/22	1.250%(M)		537	*	579	(17)	596	Goldman Sachs International

See Notes to Financial Statements.

PGIM Securitized Credit Fund    23

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Credit default swap agreements outstanding at March 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	04/27/22	1.250%(M)		206	*	$221	$ (7)	$ 228	Goldman Sachs International
Cross Ocean CLO	04/26/22	1.000%(M)	EUR	458	*	422	(13)	435	Goldman Sachs International
Cross Ocean CLO	04/26/22	1.350%(M)	EUR	113	*	142	(4)	146	Goldman Sachs International
CRSNT Trust	04/27/22	1.250%(M)		159	*	171	(5)	176	Goldman Sachs International
Federal Home Loan Mortgage Corp.	04/27/22	1.250%(M)		374	*	402	(12)	414	Goldman Sachs International
Federal Home Loan Mortgage Corp.	04/27/22	1.250%(M)		224	*	241	(7)	248	Goldman Sachs International
Federal Home Loan Mortgage Corp.	04/27/22	1.250%(M)		199	*	215	(6)	221	Goldman Sachs International
Federal Home Loan Mortgage Corp.	04/27/22	1.250%(M)		30	*	32	(1)	33	Goldman Sachs International
Federal Home Loan Mortgage Corp.	04/27/22	1.250%(M)		16	*	17	(1)	18	Goldman Sachs International
Fontainebleau Miami Beach Trust	04/27/22	1.250%(M)		74	4.670%	80	(2)	82	Goldman Sachs International
GS_21-PJ2-A	04/14/22	0.500%(M)		273	0.500%	235	(25)	260	Goldman Sachs International
GS_21-PJ-A	04/14/22	0.250%(M)		520	*	336	(49)	385	Goldman Sachs International
ICG CLO	04/26/22	1.000%(M)	EUR	389	*	359	(11)	370	Goldman Sachs International

See Notes to Financial Statements.

24

Credit default swap agreements outstanding at March 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
ICG CLO	04/26/22	1.350%(M)	EUR	222	*	$275	$ (9)	$ 284	Goldman Sachs International
ICG CLO	04/26/22	1.000%(M)	EUR	86	*	80	(2)	82	Goldman Sachs International
IMPAC CMB Trust	04/28/22	0.500%(M)		28	*	12	—	12	Goldman Sachs International
Investcorp CLO	04/26/22	1.000%(M)	EUR	250	*	231	(7)	238	Goldman Sachs International
Investcorp CLO	04/26/22	1.000%(M)	EUR	90	*	82	(3)	85	Goldman Sachs International
Mill City Mortgage Loan Trust	04/28/22	1.000%(M)		91	*	79	(2)	81	Goldman Sachs International
Permira CLO	04/26/22	1.000%(M)	EUR	226	*	208	(6)	214	Goldman Sachs International
Preston Ridge Partners Mortgage	04/28/22	0.500%(M)		81	*	35	(1)	36	Goldman Sachs International
Pret LLC	04/28/22	0.500%(M)		29	*	13	—	13	Goldman Sachs International
Renaissance Home Equity Loan Trust	04/28/22	1.250%(M)		41	*	45	(1)	46	Goldman Sachs International
Renaissance Home Equity Loan Trust	04/28/22	1.250%(M)		31	*	33	(1)	34	Goldman Sachs International
Renaissance Home Equity Loan Trust	04/28/22	1.250%(M)		13	*	14	—	14	Goldman Sachs International
Residential Accredit Loans	04/28/22	0.500%(M)		66	*	28	(1)	29	Goldman Sachs International

See Notes to Financial Statements.

PGIM Securitized Credit Fund    25

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Credit default swap agreements outstanding at March 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Sculptor CLO	04/26/22	1.000%(M)	EUR	196	*	$180	$(6)	$186	Goldman Sachs International
Tharaldson Hotel Potfolio Trust	04/27/22	1.250%(M)		246	*	265	(8)	273	Goldman Sachs International

						$7,799	$(291)	$8,090

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	1,985	3.443%	$136,799	$128,517	$(8,282)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

26

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$(29,758)	$(2,047)	$27,711
	1,355	05/11/22	2.300%(A)	1 Day USOIS(1)(A)	(55,483)	(30,360)	25,123
	2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(134,663)	(51,507)	83,156
	300	05/11/26	0.550%(A)	1 Day SOFR(1)(A)	1,280	18,907	17,627

					$(218,624)	$(65,007)	$153,617

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(291)	$8,090	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$734,000	$—

See Notes to Financial Statements.

PGIM Securitized Credit Fund    27

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$3,249,344	$—
Collateralized Debt Obligation	—	1,888,361	—
Collateralized Loan Obligations	—	10,922,890	—
Consumer Loans	—	2,391,255	—
Other	—	1,709,431	—
Residential Mortgage-Backed Securities	—	760,205	354
Student Loans	—	245,654	—
Bank Loans	—	3,403,249	—
Commercial Mortgage-Backed Securities	—	21,137,740	—
Corporate Bonds	—	4,589,841	—
Residential Mortgage-Backed Securities	—	19,155,893	208,996
Common Stock	—	3,654	—
Short-Term Investment
Unaffiliated Fund	7,916,057	—	—

Total	$7,916,057	$69,457,517	$209,350

Liabilities
Options Written	$—	$—	$(36)

Other Financial Instruments*
Assets
Futures Contracts	$183,005	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	111,790	—
OTC Credit Default Swap Agreements	—	—	7,799
Centrally Cleared Interest Rate Swap Agreements	—	153,617	—

Total	$183,005	$265,407	$7,799

Liabilities
Futures Contracts	$(9,433)	$—	$—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(15,340)	$—
Centrally Cleared Credit Default Swap Agreement	—	(8,282)	—

Total	$(9,433)	$(23,622)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Balance as of 09/30/21	$—	$350,000	$(93)	$1,382
Realized gain (loss)	—	—	—	1,964
Change in unrealized appreciation (depreciation)	353	—	57	7,799
Purchases/Exchanges/Issuances	1	—	—	—
Sales/Paydowns	—	(141,004)	—	(3,346)
Accrued discount/premium	—	—	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of 03/31/22	$354	$208,996	$(36)	$7,799

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$353	$—	$57	$7,799

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of March 31, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities- Residential Mortgage- Backed Securities	$354	Market	Pro Rata Distribution	Estimated Future Distributions

See Notes to Financial Statements.

PGIM Securitized Credit Fund    29

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

** The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers.

As of March 31, 2022, the aggregate value of these securities was $216,759. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2022 were as follows:

Commercial Mortgage-Backed Securities	27.1%
Residential Mortgage-Backed Securities	25.8
Collateralized Loan Obligations	14.0
Unaffiliated Fund	10.1
Banks	5.5
Automobiles	4.1
Consumer Loans	3.1
Collateralized Debt Obligation	2.4
Other	2.2
Telecommunications	1.1
Commercial Services	0.6
Pharmaceuticals	0.6
Entertainment	0.5
Electric	0.3
Computers	0.3
Student Loans	0.3

Software	0.3%
Media	0.3
Packaging & Containers	0.3
Chemicals	0.2
Pipelines	0.2
Aerospace & Defense	0.1
Oil, Gas & Consumable Fuels	0.0	*

	99.4
Options Written	(0.0	)*
Other assets in excess of liabilities	0.6

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$8,282*
Credit contracts	—	—	Premiums received for OTC swap agreements	291
Credit contracts	—	—	Options written outstanding, at value	36

See Notes to Financial Statements.

30

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$8,090		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	111,790		Unrealized depreciation on OTC forward foreign currency exchange contracts	15,340
Interest rate contracts	Due from/to broker-variation margin futures	183,005	*	Due from/to broker-variation margin futures	9,433	*
Interest rate contracts	Due from/to broker-variation margin swaps	153,617	*	—	—

		$456,502			$33,382

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$2,355
Foreign exchange contracts	—	131,833	—
Interest rate contracts	241,212	—	(1,033)

Total	$241,212	$131,833	$1,322

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$57	$—	$—	$42,271
Foreign exchange contracts	—	—	28,301	—
Interest rate contracts	—	163,729	—	72,879

Total	$57	$163,729	$28,301	$115,150

See Notes to Financial Statements.

PGIM Securitized Credit Fund    31

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

For the six months ended March 31, 2022, the Fund’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$850,000	$739,032	$7,158,771	$2,732,588

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)	Credit Default Swap Agreements— Buy Protection(1)
$6,928,318	$4,913,361	$200,000

Credit Default Swap Agreements— Sell Protection(1)
$6,021,437

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended March 31, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Goldman Sachs International	$8,090	$(327)	$7,763	$—	$7,763
HSBC Bank PLC	8,363	(9,190)	(827)	—	(827)
Morgan Stanley & Co. International PLC	103,427	(6,150)	97,277	—	97,277

	$119,880	$(15,667)	$104,213	$—	$104,213

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Assets

Unaffiliated investments (cost $79,146,015)	$77,582,924
Cash	1,356
Foreign currency, at value (cost $53,776)	53,028
Cash segregated for counterparty - OTC	450,000
Deposit with broker for centrally cleared/exchange-traded derivatives	734,000
Dividends and interest receivable	179,229
Unrealized appreciation on OTC forward foreign currency exchange contracts	111,790
Receivable for Fund shares sold	42,077
Unrealized appreciation on OTC swap agreements	8,090
Receivable for investments sold	2,269
Prepaid expenses	563

Total Assets	79,165,326

Liabilities
Payable for investments purchased	597,557
Due to broker—variation margin swaps	261,908
Payable for Fund shares purchased	140,530
Accrued expenses and other liabilities	93,748
Management fee payable	22,071
Unrealized depreciation on OTC forward foreign currency exchange contracts	15,340
Due to broker—variation margin futures	12,375
Affiliated transfer agent fee payable	311
Premiums received for OTC swap agreements	291
Distribution fee payable	82
Options written outstanding, at value	36

Total Liabilities	1,144,249

Net Assets	$78,021,077

Net assets were comprised of:
Shares of beneficial interest, at par	$8,063
Paid-in capital in excess of par	79,512,388
Total distributable earnings (loss)	(1,499,374)

Net assets, March 31, 2022	$78,021,077

See Notes to Financial Statements.

PGIM Securitized Credit Fund    33

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Class A

Net asset value and redemption price per share,
($ 94,353 ÷ 9,753 shares of beneficial interest issued and outstanding)	$9.67
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.99

Class C

Net asset value, offering price and redemption price per share, ($ 94,299 ÷ 9,749 shares of beneficial interest issued and outstanding)	$9.67

Class Z

Net asset value, offering price and redemption price per share, ($ 77,809,673 ÷ 8,040,672 shares of beneficial interest issued and outstanding)	$9.68

Class R6

Net asset value, offering price and redemption price per share, ($ 22,752 ÷ 2,352 shares of beneficial interest issued and outstanding)	$9.68

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

34

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

Net Investment Income (Loss)

Income
Interest income	$760,646
Unaffiliated dividend income	1,268
Affiliated dividend income	435

Total income	762,349

Expenses
Management fee	143,614
Distribution fee(a)	219
Custodian and accounting fees	32,331
Audit fee	28,422
Transfer agent’s fees and expenses (including affiliated expense of $614)(a)	22,685
Registration fees(a)	13,802
Legal fees and expenses	10,508
Trustees’ fees	4,916
Shareholders’ reports	4,488
Miscellaneous	10,914

Total expenses	271,899
Less: Fee waiver and/or expense reimbursement(a)	(116,101)

Net expenses	155,798

Net investment income (loss)	606,551

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(37,189)
Futures transactions	241,212
Forward currency contract transactions	131,833
Swap agreement transactions	1,322
Foreign currency transactions	(33,895)

303,283

Net change in unrealized appreciation (depreciation) on:
Investments	(1,935,244)
Futures	163,729
Forward currency contracts	28,301
Options written	57
Swap agreements	115,150
Foreign currencies	2,110

(1,625,897)

Net gain (loss) on investment and foreign currency transactions	(1,322,614)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(716,063)

See Notes to Financial Statements.

PGIM Securitized Credit Fund    35

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	82	137	—	—
Transfer agent’s fees and expenses	145	22	22,496	22
Registration fees	3,150	3,150	4,351	3,151
Fee waiver and/or expense reimbursement	(3,416)	(3,208)	(106,279)	(3,198)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$606,551	$884,283
Net realized gain (loss) on investment and foreign currency transactions	303,283	124,187
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,625,897)	1,093,783

Net increase (decrease) in net assets resulting from operations	(716,063)	2,102,253

Dividends and Distributions
Distributions from distributable earnings
Class A	(870)	(624)
Class C	(236)	(169)
Class Z	(671,273)	(793,722)
Class R6	(170)	(281)

	(672,549)	(794,796)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	54,244,970	3,862,623
Net asset value of shares issued in reinvestment of dividends and distributions	672,543	786,920
Cost of shares purchased	(7,761,127)	(1,881,634)

Net increase (decrease) in net assets from Fund share transactions	47,156,386	2,767,909

Total increase (decrease)	45,767,774	4,075,366

Net Assets:
Beginning of period	32,253,303	28,177,937

End of period	$78,021,077	$32,253,303

See Notes to Financial Statements.

PGIM Securitized Credit Fund    37

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,			July 01, 2019(a) through September 30,
	2022		2021	2020		2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.88		$9.45	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.30		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.20)		0.40	(0.46)		(0.03)
Total from investment operations	(0.08)		0.66	(0.16)		0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.36)		(0.08)
Tax return of capital distributions	-		-	(-	)(c)	-
Total dividends and distributions	(0.13)		(0.23)	(0.36)		(0.08)
Net asset value, end of period	$9.67		$9.88	$9.45		$9.97
Total Return(d):	(0.80)%		7.10%	(1.57)%		0.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94		$39	$21		$10
Average net assets (000)	$65		$26	$16		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90	%(f)	0.90%	0.90%		0.90	%(g)
Expenses before waivers and/or expense reimbursement	11.36	%(f)	26.65%	94.01%		813.14	%(g)
Net investment income (loss)	2.37	%(f)	2.70%	3.15%		3.07	%(g)
Portfolio turnover rate(h)	19%		58%	60%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares

	Six Months Ended March 31,		Year Ended September 30,			July 01, 2019(a) through September 30,
	2022		2021	2020		2019

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.88		$9.44	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.19	0.24		0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		0.41	(0.48)		(0.03)
Total from investment operations	(0.12)		0.60	(0.24)		0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.29)		(0.06)
Tax return of capital distributions	-		-	(-	)(c)	-
Total dividends and distributions	(0.09)		(0.16)	(0.29)		(0.06)
Net asset value, end of period	$9.67		$9.88	$9.44		$9.97
Total Return(d):	(1.19)%		6.41%	(2.40)%		0.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94		$10	$10		$10
Average net assets (000)	$28		$10	$10		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.65	%(f)	1.65%	1.65%		1.65	%(g)
Expenses before waivers and/or expense reimbursement	25.00	%(f)	64.82%	148.80%		814.62	%(g)
Net investment income (loss)	1.46	%(f)	1.97%	2.51%		2.32	%(g)
Portfolio turnover rate(h)	19%		58%	60%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund    39

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,		July 01, 2019(a) through September 30,
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.88		$9.45	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.29	0.33	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		0.40	(0.47)	(0.02)
Total from investment operations	(0.06)		0.69	(0.14)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.26)	(0.37)	(0.09)
Tax return of capital distributions	-		-	(0.01)	-
Total dividends and distributions	(0.14)		(0.26)	(0.38)	(0.09)
Net asset value, end of period	$9.68		$9.88	$9.45	$9.97
Total Return(c):	(0.58)%		7.37%	(1.32)%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,810		$32,193	$28,137	$26,961
Average net assets (000)	$47,898		$29,735	$27,164	$20,410
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65	%(f)
Expenses before waivers and/or expense reimbursement	1.09	%(e)	1.40%	1.68%	2.72	%(f)
Net investment income (loss)	2.53	%(e)	2.97%	3.50%	3.32	%(f)
Portfolio turnover rate(g)	19%		58%	60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R6 Shares
	Six Months Ended				July 01, 2019(a)
	March 31,		Year Ended September 30,		through September 30,
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.88		$9.45	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.34	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		0.40	(0.47)	(0.02)
Total from investment operations	(0.05)		0.69	(0.13)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.38)	(0.09)
Tax return of capital distributions	-		-	(0.01)	-
Total dividends and distributions	(0.15)		(0.26)	(0.39)	(0.09)
Net asset value, end of period	$9.68		$9.88	$9.45	$9.97
Total Return(c):	(0.55)%		7.42%	(1.28)%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23		$11	$10	$10
Average net assets (000)	$11		$10	$10	$6,365
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60%	0.60	%(f)
Expenses before waivers and/or expense reimbursement	56.89	%(e)	62.68%	146.78%	3.44	%(f)
Net investment income (loss)	2.72	%(e)	3.02%	3.56%	3.33	%(f)
Portfolio turnover rate(g)	19%		58%	60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund    41

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

42

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Securitized Credit Fund    43

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

44

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use

PGIM Securitized Credit Fund    45

Notes to Financial Statements  (unaudited) (continued)

options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

46

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Securitized Credit Fund    47

Notes to Financial Statements  (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued

48

in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

PGIM Securitized Credit Fund    49

Notes to Financial Statements  (unaudited) (continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and

50

credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

PGIM Securitized Credit Fund    51

Notes to Financial Statements   (unaudited) (continued)

Expected Distribution Schedule to Shareholders*	Frequency

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%

0.55% of the Fund’s average daily net assets from

$2.5 billion to $5 billion; 0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or

52

reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.90%

C	1.65

Z	0.65

R6	0.60

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit

A	0.25%	—%

C	1.00	—

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2022, PIMS has not received front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended March 31, 2022, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or

PGIM Securitized Credit Fund    53

Notes to Financial Statements   (unaudited) (continued)

reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$49,145,446	$8,638,971

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)

$541,328	$4,231,710	$4,773,038	$—	$—	$—	—	$435

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

54

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$79,144,026	$770,885	$(1,908,867)	$(1,137,982)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2021 of approximately $557,000 which can be carried forward for an unlimited period. The Fund utilized approximately $178,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended September 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

PGIM Securitized Credit Fund    55

Notes to Financial Statements   (unaudited) (continued)

As of March 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,087	11.1%
C	1,065	10.9%
Z	2,928,310	36.4%
R6	1,096	46.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	36.3%
Unaffiliated	3	60.9%

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2022:
Shares sold	6,484	$63,650
Shares issued in reinvestment of dividends and distributions	88	864
Shares purchased	(765)	(7,547)
Net increase (decrease) in shares outstanding	5,807	$56,967

Year ended September 30, 2021:
Shares sold	4,764	$46,526
Shares issued in reinvestment of dividends and distributions	62	610
Shares purchased	(2,621)	(25,416)
Net increase (decrease) in shares outstanding before conversion	2,205	21,720
Shares purchased upon conversion into other share class(es)	(507)	(5,000)
Net increase (decrease) in shares outstanding	1,698	$16,720

56

Share Class	Shares	Amount

Class C
Six months ended March 31, 2022:
Shares sold	8,673	$84,524
Shares issued in reinvestment of dividends and distributions	24	236
Shares purchased	(3)	(28)
Net increase (decrease) in shares outstanding	8,694	$84,732

Year ended September 30, 2021:
Shares issued in reinvestment of dividends and distributions	18	$169
Net increase (decrease) in shares outstanding	18	$169

Class Z
Six months ended March 31, 2022:
Shares sold	5,512,715	$54,084,651
Shares issued in reinvestment of dividends and distributions	68,704	671,273
Shares purchased	(799,428)	(7,753,552)
Net increase (decrease) in shares outstanding	4,781,991	$47,002,372

Year ended September 30, 2021:
Shares sold	389,701	$3,816,097
Shares issued in reinvestment of dividends and distributions	80,674	785,860
Shares purchased	(191,171)	(1,856,218)
Net increase (decrease) in shares outstanding before conversion	279,204	2,745,739
Shares issued upon conversion from other share class(es)	507	5,000

Net increase (decrease) in shares outstanding	279,711	$2,750,739

Class R6
Six months ended March 31, 2022:
Shares sold	1,255	$12,145
Shares issued in reinvestment of dividends and distributions	17	170
Net increase (decrease) in shares outstanding	1,272	$12,315

Year ended September 30, 2021:
Shares issued in reinvestment of dividends and distributions	29	$281
Net increase (decrease) in shares outstanding	29	$281

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022

PGIM Securitized Credit Fund    57

Notes to Financial Statements   (unaudited) (continued)

SCA
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an

58

over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions.

Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

PGIM Securitized Credit Fund    59

Notes to Financial Statements   (unaudited) (continued)

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

60

Fixed Income Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

PGIM Securitized Credit Fund    61

Notes to Financial Statements   (unaudited) (continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of

62

consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments

PGIM Securitized Credit Fund    63

Notes to Financial Statements   (unaudited) (continued)

(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

64

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

PGIM Securitized Credit Fund    65

Notes to Financial Statements   (unaudited) (continued)

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U. S. Government securities may be affected by changes in the credit rating of the U. S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

66

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Securitized Credit Fund    67

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
	PGIM Limited	Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Securitized Credit Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SECURITIZED CREDIT FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SCFOX	SCFVX	SCFZX	SCFQX

CUSIP	74441F801	74441F884	74441F876	74441F868

MF241E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 17, 2022